Notes Payable (Details) - Schedule of notes payable	12 Months Ended
Dec. 31, 2022 USD ($)
Notes Payable (Details) - Schedule of notes payable [Line Items]
Net carrying value	$ 161,475,000
Fair Value Measurement Adjustments	(2,365,000)
Payment Premium	2,065,000
Cash Payment	(87,258,000)
Conversion into Class A Common Stock	$ (73,917,000)
March 1, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contractual Maturity Date	March 1, 2022
Contractual Interest Rates	14.00%
Net carrying value	$ 56,695,000
Fair Value Measurement Adjustments	(1,695,000)
Payment Premium
Cash Payment	(55,000,000)
Conversion into Class A Common Stock
August 26, 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contractual Maturity Date	March 1, 2022
Contractual Interest Rates	14.00%
Net carrying value	$ 30,924,000
Fair Value Measurement Adjustments	(924,000)
Payment Premium	2,065,000
Cash Payment	(32,065,000)
Conversion into Class A Common Stock
June 2021 Notes [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contractual Maturity Date	October 31, 2026
Contractual Interest Rates
Net carrying value	$ 38,981,000
Fair Value Measurement Adjustments	1,019,000
Payment Premium
Cash Payment
Conversion into Class A Common Stock	$ (40,000,000)
Optional Notes [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contractual Maturity Date	October 31, 2026
Contractual Interest Rates	15.00%
Net carrying value	$ 34,682,000
Fair Value Measurement Adjustments	(765,000)
Payment Premium
Cash Payment
Conversion into Class A Common Stock	$ (33,917,000)
PPP Loan [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contractual Maturity Date	April 17, 2022
Contractual Interest Rates	1.00%
Net carrying value	$ 193,000
Fair Value Measurement Adjustments
Payment Premium
Cash Payment	(193,000)
Conversion into Class A Common Stock